Income Taxes - Schedule of Loss from Continuing Operations Before Provision for Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 29, 2026	Mar. 30, 2025	Dec. 28, 2025	Dec. 29, 2024
Schedule of Loss from Continuing Operations Before Provision for Income Taxes [Abstract]
Domestic			$ (42,676)	$ (54,444)
Foreign
Loss from continuing operations before income taxes	$ 4,642	$ 4,812	(42,676)	(54,444)
Loss from discontinued operations before income taxes			$ (1,100)	$ (2,007)